27. SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ShareholdersEquityLineItems [Line Items]
Outstanding shares	811,139,545	799,005,245	809,972,245	867,284,349
Paid-in capital [Member]
ShareholdersEquityLineItems [Line Items]
Outstanding shares	812,473,246	812,473,246	872,473,246
Treasury Shares [Member]
ShareholdersEquityLineItems [Line Items]
Outstanding shares	(1,333,701)	(13,468,001)	(62,501,001)